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                                                                    THE HARTFORD



December 15, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life and Annuity Insurance Company
         Separate Account Ten ("Registrant")
         Putnam Hartford Capital Manager Edge (Series II)
         File No. 333-66935

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The Prospectus and Statement of Additional Information that would have been filed on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 4, 2003.

If you have any additional questions, please feel free to contact me at
(860) 843-6736.

Yours sincerely,

/s/ Michael Stobart

Michael Stobart
Associate Counsel

Enclosure